S000003864 [Member] Investment Objectives and Goals - BlackRock Advantage Large Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Advantage Large Cap Core Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Advantage Large Cap Core Portfolio (the “Advantage Large Cap Core Portfolio” or the “Fund”), a series of BlackRock Series Fund, Inc. (the “Corporation”), is to seek long-term capital appreciation.